Entity-Wide Disclosure (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Entity-Wide Disclosure (Details) [Line Items]
Total net sales, percentage	10.00%
Property, plant and equipment, net	$ 192,566,000	$ 184,379,000
Segment Reporting, Disclosure of Entity's Reportable Segments [Abstract]
Total net sales	551,102,000	572,458,000	$ 627,598,000
ISRAEL
Entity-Wide Disclosure (Details) [Line Items]
Property, plant and equipment, net	114,200,000	120,600,000
Right of use assets of lessees	700,000	1,300,000
Segment Reporting, Disclosure of Entity's Reportable Segments [Abstract]
Total net sales	5,600,000	4,400,000	5,500,000
Americas (primarily the United States) [Member]
Entity-Wide Disclosure (Details) [Line Items]
Property, plant and equipment, net	46,700,000	33,900,000
Right of use assets of lessees	20,700,000	22,600,000
Segment Reporting, Disclosure of Entity's Reportable Segments [Abstract]
Total net sales	$ 313,900,000	$ 322,500,000	$ 366,500,000